Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.96256	0.90498	0.93756
Euro weakens by 10% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1428	1.2155
Carrying amount	€ 73,953	€ 9,705
OCI	€ (7,395)	€ (970)
Euro weakens by 10% against U.S. dollars [Member] | Immatics N.V. [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	1.1428	1.2155
Profit/(loss)	€ (31,343)	€ (17,190)
Carrying amount	€ 313,431	€ 171,904
Euro strengths by 10% against U.S. dollars [Member] | Immatics US Inc [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.935	0.9945
Carrying amount	€ 90,387	€ 11,861
OCI	€ 9,039	€ 1,186
Euro strengths by 10% against U.S. dollars [Member] | Immatics N.V. [Member] | Immatics GmbH [Member]
Disclosure of Sensitivity Analysis For Each Type Of Market Risk [Line Items]
Conversion rate	0.935	0.9945
Profit/(loss)	€ 38,308	€ 21,010
Carrying amount	€ 383,083	€ 210,105